Consolidated Statements of Financial Position (Parenthetical) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Statement of financial position [abstract]
Accumulated depreciation of property and equipment	$ 355,955	$ 329,824
Accumulated depreciation of right use of assets	$ 215,875
Number of shares issued	1,037,358,032	860,837,432
Number of ordinary shares issued